Financial Instruments - Summary of Consolidated Debt by Type of Instrument (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Current maturities	$ (22)	$ (10)
Short- term	22	10
Short-term debt	189	25
Long- term	5,340	6,203
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	11	10
Long- term	1,812	2,678
Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	11	10
Long- term	81	202
Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	1,731	2,476
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	156	5
Long- term	3,550	3,535
Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	150
Long- term	3,538	3,508
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	6	5
Long- term	12	27
Total bank loans and notes payables [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	167	15
Long- term	$ 5,362	$ 6,213
Bottom of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2025	2024
Bottom of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2025
Bottom of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2025	2026
Bottom of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2025	2024
Top of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2025
Top of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2029	2028
Top of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2031	2031
Top of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2027	2027